Employee Benefits - Summary of Stock Options Granted on Various Dates (Detail) - Boa Vista Servicos S.A [member]	7 Months Ended
Aug. 07, 2023
Grant Date One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	February
Year	2012
Grant Date Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	May
Year	2018
Grant Date Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	August
Year	2018
Grant Date Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	October
Year	2018
Grant Date Five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	March
Year	2019
Grant Date Six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	September
Year	2019
Grant Date Seven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	November
Year	2019
Grant Date Eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Month	August
Year	2020